SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION RELATED TO LEASES (Details) - CNY (¥) ¥ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Mar. 31, 2024
Leases
Operating cash outflows from operating leases	¥ 16,701	¥ 24,032	¥ 18,011
Right-of-use assets obtained in exchange for operating lease liabilities	39,301	100,867	97,731
Right-of-use assets obtained in exchange for finance lease liabilities, after modification	¥ 28,220		¥ 1,353,827